Nature of the business, Assets acquired (Details) $ in Thousands					12 Months Ended
		Jul. 20, 2017 USD ($) MW	Feb. 28, 2017 mi	Jan. 07, 2016 USD ($)	Dec. 31, 2017	Dec. 31, 2016 MW	Aug. 03, 2016 USD ($)	Jul. 30, 2015
Nature of the business [Abstract]
Percentage interest acquired			12.50%
Length of transmission lines | mi			114
Peru [Member]
Nature of the business [Abstract]
Gross capacity | MW		4
Acquisition purchase price		$ 9,000
Honaine [Member]
Nature of the business [Abstract]
Ownership interest	[1]				25.50%
Skikda [Member]
Nature of the business [Abstract]
Ownership interest	[2]				34.20%
Helioenergy 1/2 [Member]
Nature of the business [Abstract]
Ownership interest					100.00%
Helios 1/2 [Member]
Nature of the business [Abstract]
Ownership interest					100.00%
Solnova 1/3/4 [Member]
Nature of the business [Abstract]
Ownership interest					100.00%
Kaxu [Member]
Nature of the business [Abstract]
Percentage interest acquired								51.00%
Ownership interest	[3]				51.00%
Solaben 1/6 [Member]
Nature of the business [Abstract]
Ownership interest					100.00%
Solacor 1/2 [Member]
Nature of the business [Abstract]
Percentage interest acquired				13.00%		13.00%
Acquisition purchase price				$ 19,923
Ownership interest	[4]				87.00%
Seville PV [Member]
Nature of the business [Abstract]
Percentage interest acquired						80.00%	80.00%
Gross capacity | MW						1
Acquisition purchase price							$ 3,214
Ownership interest	[5]				80.00%
JGC [Member] | Solacor 1/2 [Member]
Nature of the business [Abstract]
Ownership interest				13.00%		13.00%

[1]	Algerian Energy Company, SPA owns 49% of Honaine and Valoriza Agua, S.L. owns the remaining 25.5%.
[2]	Algerian Energy Company, SPA owns 49% of Skikda and Valoriza Agua, S.L. owns the remaining 16.83%.
[3]	Kaxu is owned by the Company (51%), Industrial Development Corporation of South Africa (29%) and Kaxu Community Trust (20%).
[4]	JGC, a Japanese engineering company, holds 13% of the shares in each of Solacor 1 and Solacor 2.
[5]	Instituto para la Diversificacion y Ahorro de la Energia ("Idae"), a Spanish state owned company, holds 20% of the shares in Seville PV.